Cover	Jul. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2026
Entity File Number	001-43281
Entity Registrant Name	ADI Global Distribution Inc.
Entity Central Index Key	0002105139
Entity Tax Identification Number	41-3033245
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	275 Broadhollow Rd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	(631)
Local Phone Number	692-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	ADIG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false